K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 3, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Carillon Series Trust Eagle Series Trust
Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of Carillon Series Trust and Eagle Series Trust, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for Carillon Series Trust and Eagle Series Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Letter to Shareholders, Questions and Answers, Notice of Special Meeting of Shareholders of the Scout Core Bond Fund, Scout Core Plus Bond Fund, Scout International Fund, Scout Low Duration Bond Fund, Scout Mid Cap Fund, Scout Small Cap Fund and Scout Unconstrained Bond Fund (the “Acquired Funds”), each a series of Scout Funds, Combined Proxy Statement and Prospectus, a Statement of Additional Information and form of proxy cards relating to the special meeting of shareholders of each Acquired Fund (the “Special Meeting”).  The Special Meeting is being held to request shareholder approval of the reorganization of each Acquired Fund into a corresponding series of both Carillon Series Trust and Eagle Series Trust (the “Reorganizations”).
This Registration Statement is being filed on behalf of both Carillon Series Trust and Eagle Series Trust because it is anticipated that Eagle Series Trust will reorganize with and into Carillon Series Trust (the “Redomiciliation”) before the closing date of the Reorganizations and that the Acquired Funds will reorganize into Carillon Series Trust.  If, however, the Redomiciliation has not taken place prior to the closing date of the Reorganizations, the Acquired Funds will reorganize into Eagle Series Trust.
Pursuant to Rule 488 under the 1933 Act, it is proposed that this Registration Statement become effective 30 days after filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of Carillon Series Trust and Eagle Series Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

cc:	Susan L. Walzer Daniel R. Dzibinski Carillon Tower Advisers, Inc.